Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, useful life	Shorter of the estimated useful life or remaining lease term
Computer and electronic equipment [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, useful life	3 years
Computer and electronic equipment [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, useful life	5 years
Office equipment [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, useful life	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, useful life	5 years
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, useful life	5 years